Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of transactions between related parties
The breakdown of sales transactions in the normal course of business with Kyrgyzaltyn, prior to the loss of control event in respect of the Kumtor Mine, is as follows:

	2022	2021
Gross gold and silver sales to Kyrgyzaltyn	$—	$265,407
Deduct: refinery and financing charges	—	(1,248)
Net revenue received from Kyrgyzaltyn(1)	$—	$264,159
(1)Presented in results from discontinued operations.

Disclosure of information about key management personnel	During the years ended December 31, 2022 and 2021, remuneration to key management personnel was as follows:
Compensation of key management personnel

	2022	2021
Director fees earned and other compensation	$740	$754
Salaries and benefits, including severance	12,568	7,830
Share-based compensation	273	1,894
Total compensation	$13,581	$10,478